UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended June 30, 2009

Check here if Amendment:           |X|; Amendment Number: __1__

This Amendment (Check only one):   |_| is a restatement
                                   |X| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Milbank Winthrop & Co. Inc.

Address:  654 Madison Avenue, Suite 1550
          New York, New York  10021


13F File Number: 028-04023

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Janice Bennett
Title:    Principal
Phone:    (212) 980-2500


Signature, Place and Date of Signing:

/s/ Janice Bennett              New York, New York         August 14, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:            53

Form 13F Information Table Value Total:        $92,973
                                            (thousands)



List of Other Included Managers:  None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                                                   FORM 13F INFORMATION TABLE
                                                           June 30, 2009


COLUMN 1                       COLUMN  2        COLUMN 3    COLUMN 4     COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8

                                                            VALUE    SHRS OR  SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP       (X$1000) PRN AMT  PRN CALL  DISCRETION  MGRS     SOLE   SHARED  NONE
--------------                 --------------   -----       -------- -------  --- ----  ----------  ----     ----   ------  ----
-----------------------------------------------------------------------------------------------------------------------------------
3M CO                          COM              88579Y101      983    16,359  SH        SOLE        NONE     0      0        16,359
ALTRIA GROUP INC               COM              02209S103    2,159   131,700  SH        SOLE        NONE     0      0       131,700
AT&T INC                       COM              00206R102    3,261   131,292  SH        SOLE        NONE     0      0       131,292
BANKRATE INC                   COM              06646V108      740    29,300  SH        SOLE        NONE     0      0        29,300
BELO CORP                      COM SER A        080555105       82    46,000  SH        SOLE        NONE     0      0        46,000
BERKSHIRE HATHAWAY INC DEL     CL A             084670108    1,170        13  SH        SOLE        NONE     0      0            13
BERKSHIRE HATHAWAY INC DEL     CL B             084670207    1,926       665  SH        SOLE        NONE     0      0           665
BP PLC                         SPONSORED ADR    055622104    2,249    47,165  SH        SOLE        NONE     0      0        47,165
BRIGGS & STRATTON CORP         COM              109043109      231    17,306  SH        SOLE        NONE     0      0        17,306
BURLINGTON NORTHN SANTA FE C   COM              12189T104      691     9,400  SH        SOLE        NONE     0      0         9,400
CARNIVAL CORP                  PAIRED CTF       143658300    1,723    66,880  SH        SOLE        NONE     0      0        66,880
CATERPILLAR INC DEL            COM              149123101    1,652    49,996  SH        SOLE        NONE     0      0        49,996
CHEVRON CORP NEW               COM              166764100    3,508    52,954  SH        SOLE        NONE     0      0        52,954
CHUBB CORP                     COM              171232101    3,190    79,984  SH        SOLE        NONE     0      0        79,984
CISCO SYS INC                  COM              17275R102      417    22,358  SH        SOLE        NONE     0      0        22,358
COCA COLA CO                   COM              191216100    1,078    22,457  SH        SOLE        NONE     0      0        22,457
CONOCOPHILLIPS                 COM              20825C104      771    18,333  SH        SOLE        NONE     0      0        18,333
COVIDIEN PLC                   SHS              G2554F105    2,910    77,737  SH        SOLE        NONE     0      0        77,737
DEERE & CO                     COM              244199105    2,419    60,550  SH        SOLE        NONE     0      0        60,550
DEVON ENERGY CORP NEW          COM              25179M103      763    14,000  SH        SOLE        NONE     0      0        14,000
DOVER CORP                     COM              260003108    1,928    58,261  SH        SOLE        NONE     0      0        58,261
EXXON MOBIL CORP               COM              30231G102   12,672   181,260  SH        SOLE        NONE     0      0       181,260
GENERAL ELECTRIC CO            COM              369604103      656    55,938  SH        SOLE        NONE     0      0        55,938
INTERNATIONAL BUSINESS MACHS   COM              459200101      412     3,950  SH        SOLE        NONE     0      0         3,950
ISHARES TR                     MSCI EAFE IDX    464287465      628    13,700  SH        SOLE        NONE     0      0        13,700
ISHARES TR                     MSCI EMERG MKT   464287234      384    11,900  SH        SOLE        NONE     0      0        11,900
JPMORGAN CHASE & CO            COM              46625H100      222     6,519  SH        SOLE        NONE     0      0         6,519
JOHNSON & JOHNSON              COM              478160104    2,714    47,776  SH        SOLE        NONE     0      0        47,776
KRAFT FOODS INC                CL A             50075N104      722    28,508  SH        SOLE        NONE     0      0        28,508
LOEWS CORP                     COM              540424108    2,876   104,950  SH        SOLE        NONE     0      0       104,950
MERCK & CO INC                 COM              589331107    1,170    41,851  SH        SOLE        NONE     0      0        41,851
MONSANTO CO NEW                COM              61166W101    3,085    41,500  SH        SOLE        NONE     0      0        41,500
NORFOLK SOUTHERN CORP          COM              655844108      505    13,400  SH        SOLE        NONE     0      0        13,400
NORTHERN TR CORP               COM              665859104    1,106    20,600  SH        SOLE        NONE     0      0        20,600
NUCOR CORP                     COM              670346105      203     4,580  SH        SOLE        NONE     0      0         4,580
PEPSICO INC                    COM              713448108      679    12,360  SH        SOLE        NONE     0      0        12,360
PETROLEO BRASILEIRO SA PETRO   SPONSORED ADR    71654V408      637    15,550  SH        SOLE        NONE     0      0        15,550
PFIZER INC                     COM              717081103      281    18,714  SH        SOLE        NONE     0      0        18,714
PHILIP MORRIS INTL INC         COM              718172109    3,819    87,550  SH        SOLE        NONE     0      0        87,550
POTASH CORP SASK INC           COM              73755L107    5,287    56,821  SH        SOLE        NONE     0      0        56,821
PROCTER & GAMBLE CO            COM              742718109    4,274    83,634  SH        SOLE        NONE     0      0        83,634
QUALCOMM INC                   COM              747525103      610    13,500  SH        SOLE        NONE     0      0        13,500
REGIS CORP MINN                COM              758932107    2,052   117,878  SH        SOLE        NONE     0      0       117,878
RITCHIE BROS AUCTIONEERS       COM              767744105      223     9,500  SH        SOLE        NONE     0      0         9,500
ROYAL DUTCH SHELL PLC          SPONS ADR A      780259206    2,409    47,994  SH        SOLE        NONE     0      0        47,994
SCHLUMBERGER LTD               COM              806857108    2,846    52,596  SH        SOLE        NONE     0      0        52,596
SIGMA ALDRICH CORP             COM              826552101    5,693   114,873  SH        SOLE        NONE     0      0       114,873
TYCO INTERNATIONAL LTD         SHS              H89128104    1,406    54,112  SH        SOLE        NONE     0      0        54,112
UNITED TECHNOLOGIES CORP       COM              913017109      229     4,400  SH        SOLE        NONE     0      0         4,400
VERIZON COMMUNICATIONS INC     COM              92343V104      322    10,466  SH        SOLE        NONE     0      0        10,466
VODAFONE GROUP PLC NEW         SPONS ADR NEW    92857W209      323    16,583  SH        SOLE        NONE     0      0        16,583
WELLS FARGO & CO NEW           COM              949746101      410    16,894  SH        SOLE        NONE     0      0        16,894
WYETH                          COM              983024100      268     5,900  SH        SOLE        NONE     0      0         5,900




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